NUVEEN GROWTH FUND

SUPPLEMENT DATED AUGUST 27, 2018

TO THE PROSPECTUS DATED DECEMBER 29, 2017

The reorganization of Nuveen Growth Fund into Nuveen Large Cap Growth Fund is complete. Any references to Nuveen Growth Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRWP-0818P

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LOW VOLATILITY EQUITY FUND

SUPPLEMENT DATED AUGUST 27, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

1.	The reorganization of Nuveen Symphony Large-Cap Growth Fund into Nuveen Large Cap Growth Fund is complete. Any references to Nuveen Symphony Large-Cap Growth Fund in this prospectus are deleted.

2.

The reorganization of Nuveen Symphony Low Volatility Equity Fund into Nuveen Santa Barbara Dividend Growth Fund is complete. Any references to Nuveen Symphony Low Volatility Equity Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMP-0818P

NUVEEN GROWTH FUND

SUPPLEMENT DATED AUGUST 27, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2017

The reorganization of Nuveen Growth Fund into Nuveen Large Cap Growth Fund is complete. Any references to Nuveen Growth Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRWSAI-0818P

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LOW VOLATILITY EQUITY FUND

SUPPLEMENT DATED AUGUST 27, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2018

1.

The reorganization of Nuveen Symphony Large-Cap Growth Fund into Nuveen Large Cap Growth Fund is complete. Any references to Nuveen Symphony Large-Cap Growth Fund in this statement of additional information are deleted.

2.

The reorganization of Nuveen Symphony Low Volatility Equity Fund into Nuveen Santa Barbara Dividend Growth Fund is complete. Any references to Nuveen Symphony Low Volatility Equity Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SYMSAI-0818P